UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2021

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Emerging Markets Debt Corporate Fund

January 31, 2021

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Emerging Markets Debt Corporate Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Fund is governed by US laws and regulations.

Table of contents

Disclosure of Fund expenses	1
Security type / country and sector allocation	3
Schedule of investments	5
Statement of assets and liabilities	16
Statement of operations	18
Statements of changes in net assets	20
Financial highlights	22
Notes to financial statements	30
Other Fund information	47
About the organization	51

Unless otherwise noted, views expressed herein are current as of January 31, 2021, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from August 1, 2020 to January 31, 2021 (Unaudited)

The investment objective of the Fund is to primarily seek current income and secondarily capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2020 to January 31, 2021.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from August 1, 2020 to January 31, 2021 (Unaudited)

Delaware Emerging Markets Debt Corporate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/20	1/31/21	Expense Ratio	8/1/20 to 1/31/21*
Actual Fund return†
Class A	$1,000.00	$1,070.50	1.04%	$5.43
Class C	1,000.00	1,067.60	1.79%	9.33
Class R	1,000.00	1,072.00	0.79%	4.13
Institutional Class	1,000.00	1,073.20	0.79%	4.13
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.96	1.04%	$5.30
Class C	1,000.00	1,016.18	1.79%	9.10
Class R	1,000.00	1,021.22	0.79%	4.02
Institutional Class	1,000.00	1,021.22	0.79%	4.02

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

2

Security type / country and sector allocations
Delaware Emerging Markets Debt Corporate Fund	As of January 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / country	Percentage of net assets
Corporate Bonds	94.29%
Argentina	2.88%
Brazil	8.15%
Chile	3.94%
China	6.90%
Colombia	3.79%
Georgia	0.69%
Ghana	0.27%
Guatemala	0.84%
Hong Kong	1.61%
India	4.89%
Indonesia	2.61%
Israel	3.85%
Jamaica	0.58%
Kazakhstan	1.01%
Kuwait	0.56%
Lithuania	0.88%
Macao	2.85%
Mexico	6.30%
Morocco	0.71%
Nigeria	0.98%
Oman	0.82%
Panama	1.68%
Paraguay	2.17%
Peru	3.07%
Philippines	0.98%
Qatar	2.08%
Republic of Korea	2.94%
Republic of Vietnam	1.00%
Russia	2.77%
Saudi Arabia	2.56%
Singapore	1.66%
South Africa	2.17%
Tanzania	0.96%
Thailand	1.71%
Turkey	4.05%
Ukraine	2.43%
United Arab Emirates	3.87%

3

Security type / country and sector allocations
Delaware Emerging Markets Debt Corporate Fund

Security type / country	Percentage of net assets
United States	2.02%
Zambia	1.06%
Loan Agreements	0.54%
Sovereign Bonds	1.17%
Argentina	0.58%
Mongolia	0.59%
Supranational Bank	0.82%
Short-Term Investments	3.80%
Total Value of Securities	100.62%
Liabilities Net of Receivables and Other Assets	(0.62%)
Total Net Assets	100.00%

Corporate bonds by sector	Percentage of net assets
Banking	20.13%
Basic Industry	10.94%
Communications	11.31%
Consumer Cyclical	7.24%
Consumer Non-Cyclical	6.60%
Electric	9.53%
Energy	15.48%
Industrials	8.12%
Insurance	0.61%
Real Estate	2.81%
Technology	1.52%
Total	94.29%

4

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund	January 31, 2021 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 94.29%Δ
Argentina – 2.88%
Aeropuertos Argentina 2000 144A PIK 9.375%
2/1/27 #, *	825,026	$670,334
MercadoLibre
2.375% 1/14/26	395,000	398,456
3.125% 1/14/31	200,000	201,128
Transportadora de Gas del Sur 144A 6.75%
5/2/25 #	515,000	451,701
YPF 144A 8.50% 6/27/29 #	637,000	395,778
		2,117,397
Brazil – 8.15%
Azul Investments 144A 5.875% 10/26/24 #	650,000	598,325
B2W Digital 144A 4.375% 12/20/30 #	615,000	637,294
Banco BTG Pactual
144A 2.75% 1/11/26 #	410,000	400,160
144A 4.50% 1/10/25 #	470,000	495,521
Centrais Eletricas Brasileiras 144A 4.625% 2/4/30 #	395,000	409,394
CSN Inova Ventures 144A 6.75% 1/28/28 #	255,000	274,864
CSN Islands XII 144A 7.00% 9/23/15 #, ψ	245,000	239,647
JSM Global 144A 4.75% 10/20/30 #	310,000	327,248
Klabin Austria 144A 7.00% 4/3/49 #	400,000	502,198
Petrobras Global Finance
5.093% 1/15/30	210,000	230,948
6.75% 6/3/50	350,000	410,216
Rede D’or Finance 144A 4.50% 1/22/30 #	520,000	532,189
Simpar Europe 144A 5.20% 1/26/31 #	385,000	387,502
Vale Overseas 3.75% 7/8/30	495,000	543,188
		5,988,694
Chile – 3.94%
AES Gener 144A 7.125% 3/26/79 #, µ	605,000	666,256
EnfraGen Energia Sur 144A 5.375% 12/30/30 #	705,000	713,108
Engie Energia Chile 144A 4.50% 1/29/25 #	435,000	481,073
Inversiones CMPC 144A 4.75% 9/15/24 #	315,000	348,410
Sable International Finance 144A 5.75% 9/7/27 #	350,000	372,094
Sociedad Quimica y Minera de Chile 144A 3.625%
4/3/23 #	300,000	315,344
		2,896,285
China – 6.90%
Bank of China 144A 5.00% 11/13/24 #	420,000	473,078
ENN Energy Holdings 144A 2.625% 9/17/30 #	535,000	539,052
JD.com 3.875% 4/29/26	465,000	518,264
Kaisa Group Holdings 9.375% 6/30/24	545,000	517,653

5

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
China (continued)
Meituan 144A 3.05% 10/28/30 #	655,000	$683,019
Prosus 144A 3.832% 2/8/51 #	520,000	506,445
Shimao Group Holdings 5.60% 7/15/26	615,000	677,975
Tencent Holdings 144A 3.28% 4/11/24 #	640,000	681,984
Yuzhou Group Holdings 7.70% 2/20/25	440,000	467,193
		5,064,663
Colombia – 3.79%
Bancolombia 3.00% 1/29/25	520,000	536,515
Ecopetrol
5.375% 6/26/26	311,000	353,685
6.875% 4/29/30	285,000	355,181
Geopark
144A 5.50% 1/17/27 #	565,000	572,062
144A 6.50% 9/21/24 #	210,000	217,613
Millicom International Cellular 144A 4.50%
4/27/31 #	345,000	366,195
Oleoducto Central 144A 4.00% 7/14/27 #	350,000	380,013
		2,781,264
Georgia – 0.69%
Bank of Georgia 144A 6.00% 7/26/23 #	480,000	507,600
		507,600
Ghana – 0.27%
Tullow Oil 144A 7.00% 3/1/25 #	300,000	197,505
		197,505
Guatemala – 0.84%
Banco Industrial 144A 4.875% 1/29/31 #, µ	605,000	620,881
		620,881
Hong Kong – 1.61%
AIA Group 144A 3.375% 4/7/30 #	400,000	448,332
CLP Power Hong Kong Financing 2.875% 4/26/23	200,000	208,376
Goodman HK Finance 4.375% 6/19/24	485,000	527,668
		1,184,376
India – 4.89%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	410,000	432,195
Adani Ports & Special Economic Zone 144A 3.10%
2/2/31 #	585,000	580,257
Future Retail 144A 5.60% 1/22/25 #	425,000	366,563
Greenko Solar Mauritius 144A 5.95% 7/29/26 #	560,000	604,050
ICICI Bank 144A 4.00% 3/18/26 #	450,000	491,782

6

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
India (continued)
India Green Energy Holdings 144A 5.375%
4/29/24 #	500,000	$527,171
Vedanta Resources Finance II
144A 9.25% 4/23/26 #	455,000	376,285
144A 13.875% 1/21/24 #	200,000	215,700
		3,594,003
Indonesia – 2.61%
Cikarang Listrindo 144A 4.95% 9/14/26 #	602,000	624,575
Indika Energy Capital IV 144A 8.25% 10/22/25 #	330,000	355,328
Perusahaan Listrik Negara
144A 3.875% 7/17/29 #	525,000	574,612
144A 5.25% 5/15/47 #	310,000	360,958
		1,915,473
Israel – 3.85%
Altice Financing 144A 5.00% 1/15/28 #	600,000	615,789
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, µ	655,000	692,522
Israel Chemicals 144A 6.375% 5/31/38 #	475,000	630,562
Israel Electric 144A 5.00% 11/12/24 #	200,000	227,367
Teva Pharmaceutical Finance Netherlands III 6.75%
3/1/28	590,000	661,198
		2,827,438
Jamaica – 0.58%
Digicel Group 0.5 PIK 10.00% 4/1/24 *	449,682	423,393
		423,393
Kazakhstan – 1.01%
KazTransGas JSC 144A 4.375% 9/26/27 #	269,000	308,477
Tengizchevroil Finance Co. International 144A
2.625% 8/15/25 #	420,000	433,755
		742,232
Kuwait – 0.56%
Equate Petrochemical 144A 4.25% 11/3/26 #	370,000	409,711
		409,711
Lithuania – 0.88%
ASG Finance Designated Activity 144A 7.875%
12/3/24 #	734,000	645,920
		645,920
Macao – 2.85%
MGM China Holdings 144A 5.25% 6/18/25 #	495,000	514,800

7

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Macao (continued)
Sands China
144A 3.80% 1/8/26 #	380,000	$403,742
144A 4.375% 6/18/30 #	465,000	510,919
Studio City Finance 144A 5.00% 1/15/29 #	275,000	278,094
Wynn Macau 144A 5.625% 8/26/28 #	375,000	386,372
		2,093,927
Mexico – 6.30%
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡	505,000	208,217
Banco Mercantil del Norte 144A 8.375% 10/14/30 #,
µ, ψ	410,000	478,322
Banco Santander Mexico Institucion de Banca
Multiple Grupo Financiero 144A 5.95% 10/1/28 #,
µ	335,000	367,657
BBVA Bancomer
144A 1.875% 9/18/25 #	370,000	372,793
144A 5.125% 1/18/33 #, µ	260,000	275,548
Cemex
144A 3.875% 7/11/31 #	520,000	521,300
144A 7.375% 6/5/27 #	480,000	542,400
Fresnillo 144A 4.25% 10/2/50 #	315,000	335,908
Infraestructura Energetica Nova
144A 3.75% 1/14/28 #	220,000	238,425
144A 4.875% 1/14/48 #	300,000	322,751
Minera Mexico 144A 4.50% 1/26/50 #	525,000	595,544
Petroleos Mexicanos 5.95% 1/28/31	385,000	365,327
		4,624,192
Morocco – 0.71%
OCP
144A 4.50% 10/22/25 #	200,000	217,395
144A 6.875% 4/25/44 #	235,000	306,832
		524,227
Nigeria – 0.98%
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	685,000	720,106
		720,106
Oman – 0.82%
Oryx Funding 144A 5.80% 2/3/31 #	585,000	599,537
		599,537

8

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Panama - 1.68%
Banistmo 144A 4.25% 7/31/27 #	700,000	$743,358
UEP Penonome II 144A 6.50% 10/1/38 #	465,000	488,017
		1,231,375
Paraguay - 2.17%
Banco Continental 144A 2.75% 12/10/25 #	620,000	608,530
Bioceanico Sovereign Certificate 144A 2.557%
6/5/34 #, ^	521,560	403,993
Telefonica Celular del Paraguay 144A 5.875%
4/15/27 #	550,000	581,707
		1,594,230
Peru - 3.07%
Auna 144A 6.50% 11/20/25 #	575,000	604,469
Banco de Credito del Peru 144A 2.70% 1/11/25 #	505,000	527,851
Kallpa Generacion 144A 4.125% 8/16/27 #	600,000	651,615
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	425,000	469,359
		2,253,294
Philippines - 0.98%
BDO Unibank 2.125% 1/13/26	700,000	720,392
		720,392
Qatar - 2.08%
Ooredoo International Finance 144A 5.00%
10/19/25 #	225,000	262,613
QNB Finance
2.625% 5/12/25	665,000	700,308
3.50% 3/28/24	525,000	563,575
		1,526,496
Republic of Korea - 2.94%
Shinhan Financial Group 144A 3.34% 2/5/30 #, µ	355,000	376,994
SK Hynix 144A 2.375% 1/19/31 #	1,105,000	1,113,969
Woori Bank 144A 4.75% 4/30/24 #	600,000	666,293
		2,157,256
Republic of Vietnam - 1.00%
Mong Duong Finance Holdings 144A 5.125%
5/7/29 #	720,000	733,449
		733,449
Russia - 2.77%
Gazprom PJSC via Gaz Finance 144A 3.25%
2/25/30 #	455,000	460,533
Lukoil Securities 144A 3.875% 5/6/30 #	575,000	614,388

9

Schedules of investments
Delaware Emerging Markets Debt Corporate Fund

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Russia (continued)
Phosagro OAO Via Phosagro Bond Funding 144A
3.949% 4/24/23 #	200,000	$209,015
VEON Holdings 144A 4.00% 4/9/25 #	708,000	747,163
		2,031,099
Saudi Arabia - 2.56%
Arabian Centres Sukuk 144A 5.375% 11/26/24 #	525,000	542,732
Saudi Arabian Oil
144A 3.50% 11/24/70 #	420,000	411,198
144A 4.25% 4/16/39 #	400,000	460,373
Saudi Electricity Global Sukuk 4 4.222% 1/27/24	430,000	468,655
		1,882,958
Singapore - 1.66%
BOC Aviation 144A 2.625% 9/17/30 #	515,000	512,246
DBS Group Holdings 144A 4.52% 12/11/28 #, µ	645,000	705,575
		1,217,821
South Africa - 2.17%
AngloGold Ashanti Holdings 3.75% 10/1/30	510,000	547,284
Gold Fields Orogen Holdings BVI 144A 6.125%
5/15/29 #	540,000	657,450
Sasol Financing USA 5.875% 3/27/24	370,000	390,350
		1,595,084
Tanzania - 0.96%
HTA Group 144A 7.00% 12/18/25 #	655,000	702,324
		702,324
Thailand - 1.71%
Bangkok Bank
144A 3.733% 9/25/34 #, µ	345,000	363,479
144A 5.00% 9/23/25 #, µ, ψ	380,000	399,475
PTTEP Treasury Center 144A 2.587% 6/10/27 #	465,000	491,856
		1,254,810
Turkey - 4.05%
Akbank T.A.S. 144A 6.80% 2/6/26 #	530,000	567,040
Turk Telekomunikasyon 144A 6.875% 2/28/25 #	600,000	669,000
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	590,000	632,288
Turkiye Sise ve Cam Fabrikalari 144A 6.95%
3/14/26 #	505,000	559,474
Ulker Biskuvi Sanayi 144A 6.95% 10/30/25 #	505,000	548,996
		2,976,798

10

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Ukraine - 2.43%
Kernel Holding 144A 6.50% 10/17/24 #	445,000	$474,608
Metinvest
144A 7.65% 10/1/27 #	293,000	316,771
144A 8.50% 4/23/26 #	300,000	335,265
MHP
144A 6.95% 4/3/26 #	400,000	436,468
144A 7.75% 5/10/24 #	200,000	219,052
		1,782,164
United Arab Emirates - 3.87%
DAE Funding 144A 3.375% 3/20/28 #	555,000	571,650
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	455,000	483,686
DP World 144A 5.625% 9/25/48 #	215,000	269,675
Emirates NBD Bank PJSC 2.625% 2/18/25	470,000	495,897
Galaxy Pipeline Assets Bidco
144A 1.75% 9/30/27 #	505,000	511,857
144A 2.625% 3/31/36 #	505,000	510,843
		2,843,608
United States - 2.02%
Hyundai Capital America 144A 3.50% 11/2/26 #	450,000	496,845
JBS Investments II 144A 5.75% 1/15/28 #	490,000	520,277
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^	615,000	468,938
		1,486,060
Zambia - 1.06%
First Quantum Minerals
144A 6.875% 10/15/27 #	315,000	340,178
144A 7.50% 4/1/25 #	425,000	439,888
		780,066
Total Corporate Bonds (cost $66,104,483)		69,248,108

Loan Agreements – 0.54%
Grupo Aeromexico
10.00% (LIBOR03M + 2.00%) 12/31/21 =, •	340,000	340,000
13.50% (LIBOR03M + 12.50%) 8/19/22 =, •	60,229	60,229
Total Loan Agreements (cost $400,229)		400,229

11

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund

	Principal amount°	Value (US $)
Sovereign Bonds – 1.17%Δ
Argentina - 0.58%
Argentine Republic Government International Bonds
0.125% 7/9/30 ~	1,064,860	$409,971
1.00% 7/9/29	31,613	13,183
		423,154
Mongolia - 0.59%
Development Bank of Mongolia 144A 7.25%
10/23/23 #	400,000	433,464
Total Sovereign Bonds (cost $1,004,101)		856,618

Supranational Bank – 0.82%
Banque Ouest Africaine de Developpement 144A
4.70% 10/22/31 #	548,000	600,641
Total Supranational Bank (cost $548,000)		600,641

	Number of shares
Short-Term Investments – 3.80%
Money Market Mutual Funds – 3.80%
BlackRock FedFund – Institutional Shares
(seven-day effective yield 0.01%)	698,894	698,894
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield
0.01%)	698,893	698,893
GS Financial Square Government Fund –
Institutional Shares (seven-day effective yield
0.02%)	698,893	698,893
Morgan Stanley Government Portfolio – Institutional
Share Class (seven-day effective yield 0.00%)	698,893	698,893
Total Short-Term Investments (cost $2,795,573)		2,795,573
Total Value of Securities-100.62%
(cost $70,852,386)		$73,901,169

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 3 in “Security type / country and sector allocations.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of Rule 144A securities was $58,999,388, which represents 80.33% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
*	PIK. 100% of the income received was in the form of principal.

12

ψ	Perpetual security. Maturity date represents next call date.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at January 31, 2021.

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at January 31, 2021:

				Unrealized
	Principal			Appreciation
Borrower	Amount	Commitment	Value	(Depreciation)
Grupo Aeromexico 13.50% 8/19/22	$216,099	$216,099	$216,099	$—

The following futures and swap contracts were outstanding at January 31, 2021:1

Futures Contracts
Exchange-Traded

Variation
Margin
		Notional		Value/	Due from
	Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)	Amount	(Proceeds)	Date	Appreciation	Brokers
(11) US Treasury 10 yr Ultra Notes	$(1,692,110)	$(1,721,943)	3/22/21	$29,833	$5,500

13

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund

Swap Contracts

CDS Contracts[2]
Counterparty/
Reference
Obligation/							Variation
Termination				Upfront			Margin
Date/		Annual		Payments			Due from
Payment	Notional	Protection		Paid	Unrealized	Unrealized	(Due to)
Frequency	Amount[3]	Payments	Value	(Received)	Appreciation[4]	Depreciation[4]	Brokers
Over-The-Counter:
Protection Purchased/
Moody’s
Ratings:
JPMCB-Mexico
3.60%
Baa1 6/20/
25-Quarterly	1,748,000	1.000%	$(11,928)	$109,603	$—	$(121,531)	$—
JPMCB-Republic
of Colombia
10.375%
BBB
12/20/25-
Quarterly	1,763,000	1.000%	10,854	(5,461)	16,315	—	—
			(1,074)	104,142	16,315	(121,531)	—

The use of futures and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin and unrealized appreciation (depreciation) are reflected in the Fund’s net assets.

[1]	See Note 6 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

14

[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(4,048).

Summary of abbreviations:
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
USD – US Dollar
yr – Year

See accompanying notes, which are an integral part of the financial statements.

15

Statement of assets and liabilities
Delaware Emerging Markets Debt Corporate Fund	January 31, 2021 (Unaudited)

Assets:
Investments, at value*	$73,901,169
Cash	355,423
Cash collateral due from brokers	32,550
Foreign currencies, at valueΔ	6
Dividends and interest receivable	745,691
Receivable for fund shares sold	115,406
Upfront payments paid on credit default swap contracts	109,603
Unrealized appreciation on credit default swap contracts	16,315
Variation margin due from broker on future contracts	5,500
Total Assets	75,281,663
Liabilities:
Payable for securities purchased	1,537,795
Unrealized depreciation on credit default swap contracts	121,531
Payable for fund shares redeemed	77,901
Other accrued expenses	42,006
Audit and tax fees payable	24,485
Investment management fees payable to affiliates	23,807
Upfront payments received on credit default swap contracts	5,461
Swap payments payable	4,048
Accounting and administration expenses payable to affiliates	548
Dividend disbursing and transfer agent fees and expenses payable to affiliates	525
Trustees’ fees and expenses payable to affiliates	255
Legal fees payable to affiliates	243
Distribution fees payable to affiliates	154
Reports and statements to shareholders expenses payable to affiliates	91
Total Liabilities	1,838,850
Total Net Assets	$73,442,813

Net Assets Consist of:
Paid-in capital	$71,182,227
Total distributable earnings (loss)	2,260,586
Total Net Assets	$73,442,813

16

Net Asset Value

Class A:
Net assets	$401,842
Shares of beneficial interest outstanding, unlimited authorization, no par	45,126
Net asset value per share	$8.90
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$9.32

Class C:
Net assets	$73,093
Shares of beneficial interest outstanding, unlimited authorization, no par	8,216
Net asset value per share	$8.90

Class R:
Net assets	$2,979
Shares of beneficial interest outstanding, unlimited authorization, no par	335
Net asset value per share	$8.89

Institutional Class:
Net assets	$72,964,899
Shares of beneficial interest outstanding, unlimited authorization, no par	8,196,425
Net asset value per share	$8.90
____________________
* Investments, at cost	$70,852,386
Δ Foreign currencies, at cost	6

See accompanying notes, which are an integral part of the financial statements.

17

Statement of operations
Delaware Emerging Markets Debt Corporate Fund	Six months ended January 31, 2021 (Unaudited)

Investment Income:
Interest	$1,751,540
Dividends	181
1,751,721

Expenses:
Management fees	264,214
Distribution expenses — Class A	407
Distribution expenses — Class C	494
Distribution expenses — Class R	7
Registration fees	32,613
Dividend disbursing and transfer agent fees and expenses	28,094
Accounting and administration expenses	26,246
Audit and tax fees	24,834
Legal fees	16,674
Reports and statements to shareholders expenses	16,454
Custodian fees	3,823
Trustees’ fees and expenses	2,014
Other	11,088
426,962
Less expenses waived	(147,371)
Less waived distribution expenses — Class R	(7)
Less expenses paid indirectly	(384)
Total operating expenses	279,200
Net Investment Income	1,472,521

18

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$876,989
Futures contracts	21,947
Swap contracts	(192,211)
Net realized gain	706,725

Net change in unrealized appreciation (depreciation) of:
Investments	2,540,125
Foreign currencies	1
Futures contracts	54,122
Swap contracts	78,960
Net change in unrealized appreciation (depreciation)	2,673,208
Net Realized and Unrealized Gain	3,379,933
Net Increase in Net Assets Resulting from Operations	$4,852,454

See accompanying notes, which are an integral part of the financial statements.

19

Statements of changes in net assets
Delaware Emerging Markets Debt Corporate Fund

	Six months
	ended
	1/31/21	Year ended
	(Unaudited)	7/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,472,521	$2,796,387
Net realized gain (loss)	706,725	(1,193,897)
Net change in unrealized appreciation (depreciation)	2,673,208	(496,360)
Net increase in net assets resulting from operations	4,852,454	1,106,130

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(6,509)	(3,482)
Class C	(1,479)	(2,353)
Class R	(61)	(110)
Institutional Class	(1,462,809)	(2,848,204)

Return of capital:
Class A	—	(184)
Class C	—	(55)
Class R	—	(2)
Institutional Class	—	(45,634)
	(1,470,858)	(2,900,024)

Capital Share Transactions:
Proceeds from shares sold:
Class A	98,239	216,071
Class C	144,037	24,880
Institutional Class	8,635,888	43,794,371

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	6,509	3,136
Class C	1,478	2,408
Class R	61	112
Institutional Class	1,429,993	2,887,015
	10,316,205	46,927,993

20

	Six months
	ended
	1/31/21	Year ended
	(Unaudited)	7/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(84)	$(30,714)
Class C	(160,848)	(2,119)
Institutional Class	(10,062,088)	(27,074,534)
	(10,223,020)	(27,107,367)
Increase in net assets derived from capital share transactions	93,185	19,820,626
Net Increase in Net Assets	3,474,781	18,026,732

Net Assets:
Beginning of period	69,968,032	51,941,300
End of period	$73,442,813	$69,968,032

See accompanying notes, which are an integral part of the financial statements.

21

Financial highlights
Delaware Emerging Markets Debt Corporate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to interest expenses reimbursed
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to interest expenses reimbursed
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended[1]
1/31/21	Year ended
(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
$8.48	$8.67	$8.26	$8.77	$8.48	$8.21

0.17	0.32	0.40	0.39	0.37	0.36
0.42	(0.18)	0.41	(0.39)	0.29	0.24
0.59	0.14	0.81	—	0.66	0.60

(0.17)	(0.32)	(0.35)	(0.38)	(0.37)	(0.33)
—	—	(0.05)	(0.13)	—	—
—	(0.01)	—	—	—	—
(0.17)	(0.33)	(0.40)	(0.51)	(0.37)	(0.33)

$8.90	$8.48	$8.67	$8.26	$8.77	$8.48

7.05%	1.73%	10.21%	(0.10% )	8.03%	7.62%

$402	$281	$93	$57	$27	$3
1.04%	1.04%	1.04%	1.16%	1.22%	1.03%
1.04%	1.04%	1.04%	1.16%	1.22%	1.01%
1.46%	1.48%	1.90%	1.90%	1.91%	2.04%
3.93%	3.77%	4.88%	4.57%	4.30%	4.42%
3.93%	3.77%	4.88%	4.57%	4.30%	4.44%
3.51% %	3.33%	4.02%	3.83%	3.61%	3.41%
46%	93%	74%	108%	154%	232%

23

Financial highlights
Delaware Emerging Markets Debt Corporate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to interest expenses reimbursed
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to interest expenses reimbursed
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended[1]
1/31/21	Year ended
(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
$8.47	$8.66	$8.26	$8.77	$8.48	$8.22

0.14	0.25	0.34	0.33	0.32	0.36
0.43	(0.17)	0.40	(0.39)	0.32	0.23
0.57	0.08	0.74	(0.06)	0.64	0.59

(0.14)	(0.26)	(0.29)	(0.32)	(0.35)	(0.33)
—	—	(0.05)	(0.13)	—	—
—	(0.01)	—	—	—	—
(0.14)	(0.27)	(0.34)	(0.45)	(0.35)	(0.33)

$8.90	$8.47	$8.66	$8.26	$8.77	$8.48

6.76%	0.99%	9.27%	(0.84% )	7.74%	7.49%

$73	$84	$61	$82	$63	$2
1.79%	1.79%	1.79%	1.91%	1.81%	1.03%
1.79%	1.79%	1.79%	1.91%	1.81%	1.01%
2.21%	2.23%	2.65%	2.65%	2.66%	2.79%
3.18%	3.02%	4.13%	3.82%	3.71%	4.42%
3.18%	3.02%	4.13%	3.82%	3.71%	4.44%

2.76%	2.58%	3.27%	3.08%	2.86%	2.66%
46%	93%	74%	108%	154%	232%

25

Financial highlights
Delaware Emerging Markets Debt Corporate Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to interest expenses reimbursed[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to interest expenses reimbursed
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

26

Six months ended[1]
1/31/21	Year ended
(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
$8.47	$8.66	$8.26	$8.77	$8.48	$8.22

0.18	0.34	0.42	0.42	0.39	0.36
0.42	(0.18)	0.40	(0.39)	0.28	0.23
0.60	0.16	0.82	0.03	0.67	0.59

(0.18)	(0.34)	(0.37)	(0.41)	(0.38)	(0.33)
—	—	(0.05)	(0.13)	—	—
—	(0.01)	—	—	—	—
(0.18)	(0.35)	(0.42)	(0.54)	(0.38)	(0.33)

$8.89	$8.47	$8.66	$8.26	$8.77	$8.48

7.20%	2.00%	10.42%	0.16%	8.13%	7.49%

$3	$3	$3	$2	$2	$2
0.79%	0.79%	0.79%	0.91%	1.00%	1.03%
0.79%	0.79%	0.79%	0.91%	1.00%	1.01%
1.71%	1.73%	2.15%	2.13%	2.16%	2.29%
4.18%	4.02%	5.13%	4.82%	4.52%	4.42%
4.18%	4.02%	5.13%	4.82%	4.52%	4.44%

3.26%	3.08%	3.77%	3.60%	3.36%	3.16%
46%	93%	74%	108%	154%	232%

27

Financial highlights
Delaware Emerging Markets Debt Corporate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to interest expenses reimbursed
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to interest expenses reimbursed
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

28

Six months ended[1]
1/31/21	Year ended
(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
$8.47	$8.67	$8.27	$8.78	$8.48	$8.22

0.18	0.34	0.42	0.42	0.39	0.36
0.43	(0.19)	0.40	(0.39)	0.29	0.23
0.61	0.15	0.82	0.03	0.68	0.59

(0.18)	(0.34)	(0.37)	(0.41)	(0.38)	(0.33)
—	—	(0.05)	(0.13)	—	—
—	(0.01)	—	—	—	—
(0.18)	(0.35)	(0.42)	(0.54)	(0.38)	(0.33)

$8.90	$8.47	$8.67	$8.27	$8.78	$8.48

7.32%	1.88%	10.41%	0.16%	8.25%	7.49%

$72,965	$69,600	$51,784	$21,683	$21,560	$19,930
0.79%	0.79%	0.79%	0.91%	1.00%	1.03%
0.79%	0.79%	0.79%	0.91%	1.00%	1.01%
1.21%	1.23%	1.65%	1.65%	1.66%	1.79%
4.18%	4.02%	5.13%	4.82%	4.52%	4.42%
4.18%	4.02%	5.13%	4.82%	4.52%	4.44%
3.76%	3.58%	4.27%	4.08%	3.86%	3.66%
46%	93%	74%	108%	154%	232%

29

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund	January 31, 2021 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Strategic Income Fund and Delaware Emerging Markets Debt Corporate Fund. These financial statements and the related notes pertain to Delaware Emerging Markets Debt Corporate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended January 31, 2021, and for all open tax years (years ended July 31, 2018—July 31, 2020), and has concluded that no provision for federal income tax is required in

30

the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended January 31, 2021, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares and pays dividends from net investment income monthly and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on

31

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund

1. Significant Accounting Policies (continued)

the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended January 31, 2021.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2021, the Fund earned $384 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual operating expenses from exceeding 0.79% of the Fund’s average daily net assets from August 1, 2020 through January 31, 2021.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total

32

Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2021, the Fund was charged $3,203 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended January 31, 2021, the Fund was charged $3,158 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. DDLP has agreed to voluntarily suspend the 12b-1 fee for the Class R shares and the suspension of the 12b-1 fee will continue while the Fund is not broadly distributed. Institutional Class shares do not pay 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended January 31, 2021, the Fund was charged $1,285 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended January 31, 2021, DDLP earned $183 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2021, DDLP did not receive gross CDSC commission on redemptions of the Fund Class A and Class C shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of

33

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

the Underlying Funds at different times.

____________________

*	The aggregate contractual waiver period covering this report is from November 28, 2019 through November 27, 2021.

3. Investments

For the six months ended January 31, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$31,215,592
Sales	31,261,225

At January 31, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$70,856,438
Aggregate unrealized appreciation of investments and derivatives	$4,102,943
Aggregate unrealized depreciation of investments and derivatives	(1,133,595)
Net unrealized appreciation of investments and derivatives	$2,969,348

At July 31, 2020, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$1,198,211	$175,807	$1,374,018

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the

34

circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 -	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2021:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Corporate Bonds	$—	$69,248,108	$—	$69,248,108
Loan Agreements	—	—	400,229	400,229
Sovereign Bonds	—	856,618	—	856,618
Supranational Bank	—	600,641	—	600,641
Short-Term Investments	2,795,573	—	—	2,795,573
Total Value of Securities	$2,795,573	$70,705,367	$400,229	$73,901,169

35

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Derivatives[1]
Assets:
Futures Contracts	$29,833	$—	$—	$29,833
Swap Contracts	—	16,315	—	16,315
Liabilities:
Swap Contracts	$—	$(121,531)	$—	$(121,531)

[1]	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended January 31, 2021, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

36

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	1/31/21	7/31/20
Shares sold:
Class A	11,235	25,678
Class C	16,912	2,841
Institutional Class	979,491	5,100,206

Shares issued upon reinvestment of dividends and distributions:
Class A	747	376
Class C	170	290
Class R	7	13
Institutional Class	164,309	345,726
	1,172,871	5,475,130

Shares redeemed:
Class A	(10)	(3,693)
Class C	(18,775)	(256)
Institutional Class	(1,160,948)	(3,205,216)
	(1,179,733)	(3,209,165)
Net increase (decrease)	(6,862)	2,265,965

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” The Fund did not have any exchange transactions for the year ended July 31, 2020. For the six months ended January 31, 2021, the Fund had the following exchange transactions:

	Exchange Redemptions	Exchange Subscriptions
	Class C	Class A
	Shares	Shares	Value
Six months ended
1/31/21	69	69	$618

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $275,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the

37

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund

5. Line of Credit (continued)

Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 2, 2020.

On November 2, 2020, the Fund, along with the other Participants entered into an amendment to the Agreement for an amount of $225,000,000 to be used as described above. It operates in substantially the same manner as the original Agreement with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on November 1, 2021.

The Fund had no amounts outstanding as of January 31, 2021, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At January 31, 2021, the Fund posted $22,550 in cash as collateral for open futures contracts, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

During the six months ended January 31, 2021, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

38

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against credit events, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended January 31, 2021, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. During the six months ended January 31, 2021, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended January 31, 2021, the Fund used CDS contracts to gain exposure to certain securities or markets.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or

39

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund

6. Derivatives (continued)

basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.” For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At January 31, 2021, the Fund received $10,000 in cash collateral for open over-the-counter credit default swap contracts, which is included in “Cash collateral due to brokers” on the “Statement of assets and liabilities.”

	Asset Derivatives Fair Value
	Interest
Statement of Assets and	Rate	Credit
Liabilities Location	Contracts	Contracts	Total
Variation margin due from
broker on futures
contracts*	$29,833	$—	$29,833
Unrealized appreciation on
credit default swap
contracts	—	16,315	16,315
Total	$29,833	$16,315	$46,148

	Liability Derivatives Fair Value
	Interest
Statement of Assets and	Rate	Credit
Liabilities Location	Contracts	Contracts	Total
Unrealized depreciation on
credit default swap
contracts	$—	$(121,531)	$(121,531)

*

Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through January 31, 2021. Only current day variation margin is reported on “Statement of assets and liabilities.”

40

The effect of derivative instruments on the “Statement of operations” for the six months ended January 31, 2021 was as follows:

	Net Realized Gain (Loss) on:
	Futures	Swap
	Contracts	Contracts	Total
Interest rate
contracts	$21,947	$—	$21,947
Credit
contracts	—	(192,211)	(192,211)
Total	$21,947	$(192,211)	$(170,264)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Futures	Swap
	Contracts	Contracts	Total
Interest rate
contracts	$54,122	$—	$54,122
Credit
contracts	—	78,960	78,960
Total	$54,122	$78,960	$133,082

The table below summarizes the average balance of derivative holdings by the Fund during the six months ended January 31, 2021:

	Long Derivative	Short Derivative
	Volume	Volume
Futures contracts (average
notional value)	$—	$1,717,156
CDS contracts (average
notional value)*	3,663,064	—

*	Long represents buying protection and short represents selling protection.

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the

41

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund

7. Offsetting (continued)

bankruptcy or insolvency of the counterparty. However, bankruptcy, or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At January 31, 2021, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
JPMorgan Chase Bank	$10,854	$(11,928)	$(1,074)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received	Collateral Pledged	Pledged(a)	Net Exposure(b)
JPMorgan Chase
Bank	$(1,074)	$—	$—	$—	$1,074	$—

(a)	The value of the related collateral exceeded the value of the derivatives as of January 31, 2021, as applicable.
(b)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to

42

hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended January 31, 2021, the Fund had no securities out on loan.

9. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact

43

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund

9. Credit and Market Risk (continued)

investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn

44

portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In August 2018, FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur

45

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund

11. Recent Accounting Pronouncements (continued)

during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2021, that would require recognition or disclosure in the Fund’s financial statements.

46

Other Fund information (Unaudited)
Delaware Emerging Markets Debt Corporate Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Emerging Markets Debt Corporate Fund at a meeting held August 11-13, 2020

At a meeting held on August 11-13, 2020 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory and Sub-Advisory Agreements for Delaware Emerging Markets Debt Corporate Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Europe Limited (“MIMEL”), and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) (the “Sub-Advisers”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2020, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory and sub-advisory agreements, as applicable, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The

47

Other Fund information (Unaudited)
Delaware Emerging Markets Debt Corporate Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Emerging Markets Debt Corporate Fund at a meeting held August 11-13, 2020 (continued)

Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by each Sub-Adviser to the Fund. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of Sub-Adviser personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Sub-Advisers and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by the Sub-Advisers.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent, applicable, ended January 31, 2020. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional emerging markets hard currency debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year, 3-year, 5-year, and since inception periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by

48

the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for the Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by each of the Sub-Advisers in relation to the services being provided to the Fund and in relation to the Sub-Adviser’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by the Sub-Advisers in connection with their relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints

49

Other Fund information (Unaudited)
Delaware Emerging Markets Debt Corporate Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Emerging Markets Debt Corporate Fund at a meeting held August 11-13, 2020 (continued)

are exceeded. Although, as of March 31, 2020, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

50

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds®
by Macquarie
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA	Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

John A. Fry
President
Drexel University
	Philadelphia, PA	Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Emerging Markets Debt Corporate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

51

Semiannual report

Fixed income mutual fund

Delaware Strategic Income Fund

January 31, 2021

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Strategic Income Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Fund is governed by US laws and regulations.

Table of contents
Disclosure of Fund expenses	1
Security type / sector allocation	3
Schedule of investments	4
Statement of assets and liabilities	18
Statement of operations	20
Statements of changes in net assets	22
Financial highlights	24
Notes to financial statements	32
Other Fund information	51
About the organization	55

Unless otherwise noted, views expressed herein are current as of January 31, 2021, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from August 1, 2020 to January 31, 2021 (Unaudited)

The investment objective of the Fund is to seek high current income and, secondarily, long-term total return.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2020 to January 31, 2021.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from August 1, 2020 to January 31, 2021 (Unaudited)

Delaware Strategic Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/20	1/31/21	Expense Ratio	8/1/20 to 1/31/21*
Actual Fund return†
Class A	$1,000.00	$1,064.80	0.84%	$4.37
Class C	1,000.00	1,059.50	1.59%	8.25
Class R	1,000.00	1,062.10	1.09%	5.67
Institutional Class	1,000.00	1,066.10	0.59%	3.07
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class C	1,000.00	1,017.19	1.59%	8.08
Class R	1,000.00	1,019.71	1.09%	5.55
Institutional Class	1,000.00	1,022.23	0.59%	3.01

*	"Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocation
Delaware Strategic Income Fund	As of January 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	6.16%
Agency Commercial Mortgage-Backed Securities	1.59%
Collateralized Debt Obligations	0.76%
Convertible Bonds	3.76%
Corporate Bonds	53.52%
Banking	6.94%
Basic Industry	8.16%
Brokerage	1.16%
Capital Goods	1.92%
Communications	4.88%
Consumer Cyclical	5.36%
Consumer Non-Cyclical	3.96%
Electric	2.28%
Energy	7.93%
Finance Companies	1.01%
Insurance	2.07%
Real Estate	0.58%
Technology	2.21%
Transportation	3.96%
Utilities	1.10%
Municipal Bonds	0.48%
Non-Agency Asset-Backed Securities	3.32%
Non-Agency Collateralized Mortgage Obligations	7.40%
Non-Agency Commercial Mortgage-Backed Securities	5.10%
Loan Agreements	3.56%
Sovereign Bonds	6.12%
Supranational Bank	0.99%
Preferred Stock	0.97%
US Treasury Obligation	2.27%
Short-Term Investments	2.83%
Total Value of Securities	98.83%
Receivables and Other Assets Net of Liabilities	1.17%
Total Net Assets	100.00%

Schedule of investments
Delaware Strategic Income Fund	January 31, 2021 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 6.16%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 2.98% (LIBOR01M +
2.85%) 11/25/29 ●	21,519	$21,870
Series 2018-C02 2M2 2.33% (LIBOR01M +
2.20%, Floor 2.20%) 8/25/30 ●	354,848	355,955
Series 2018-C03 1M2 2.28% (LIBOR01M +
2.15%, Floor 2.15%) 10/25/30 ●	435,055	435,465
Series 2018-C05 1M2 2.48% (LIBOR01M +
2.35%, Floor 2.35%) 1/25/31 ●	459,382	461,903
Fannie Mae REMICs
Series 2017-77 HZ 3.50% 10/25/47	49,436	52,260
Freddie Mac Structured Agency Credit Risk Debt
Notes
Series 2018-HQA1 M2 2.43% (LIBOR01M +
2.30%) 9/25/30 ●	436,827	438,217
Freddie Mac Structured Agency Credit Risk REMIC
Trust
Series 2020-HQA2 M2 144A 3.23% (LIBOR01M +
3.10%) 3/25/50 #, ●	500,000	507,198
Series 2021-DNA1 M2 144A 1.879% (SOFR30A +
1.80%) 1/25/51 #, ●	500,000	499,687
GNMA
Series 2017-34 DY 3.50% 3/20/47	20,000	22,137
Series 2017-130 YJ 2.50% 8/20/47	25,000	26,879
Total Agency Collateralized Mortgage Obligations (cost $2,812,928)		2,821,571

Agency Commercial Mortgage-Backed Securities – 1.59%
FREMF Mortgage Trust
Series 2013-K25 C 144A 3.62% 11/25/45 #, ●	45,000	46,658
Series 2014-K717 B 144A 3.63% 11/25/47 #, ●	35,000	35,463
Series 2014-K717 C 144A 3.63% 11/25/47 #, ●	20,000	20,226
Series 2015-K721 B 144A 3.565% 11/25/47 #, ●	435,000	451,821
Series 2016-K53 B 144A 4.021% 3/25/49 #, ●	50,000	55,724
Series 2016-K722 B 144A 3.845% 7/25/49 #, ●	75,000	79,341
Series 2017-K71 B 144A 3.753% 11/25/50 #, ●	35,000	38,641
Total Agency Commercial Mortgage-Backed Securities (cost $707,195)		727,874

	Principal amount°	Value (US $)
Collateralized Debt Obligations – 0.76%
Octagon Investment Partners 48
Series 2020-3A A 144A 1.732% (LIBOR03M +
1.50%, Floor 1.50%) 10/20/31 #, ●	350,000	$350,814
Total Collateralized Debt Obligations (cost $350,000)		350,814

Convertible Bonds – 3.76%
Blackstone Mortgage Trust 4.75% exercise price
$36.23, maturity date 3/15/23	245,000	248,168
Boingo Wireless 1.00% exercise price $42.31,
maturity date 10/1/23	385,000	356,125
Cheniere Energy 4.25% exercise price $138.38,
maturity date 3/15/45	400,000	328,165
Helix Energy Solutions Group 6.75% exercise price
$6.97, maturity date 2/15/26	290,000	308,954
Paratek Pharmaceuticals 4.75% exercise price
$15.90, maturity date 5/1/24	265,000	233,924
PDC Energy 1.125% exercise price $85.39, maturity
date 9/15/21	250,000	246,334
Total Convertible Bonds (cost $1,570,108)		1,721,670

Corporate Bonds – 53.52%
Banking – 6.94%
Banco Mercantil del Norte 144A 8.375%
10/14/30 #, µ, ψ	200,000	233,328
Banistmo 144A 4.25% 7/31/27 #	320,000	339,821
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, µ	225,000	237,889
Bank of New York Mellon 4.70% 9/20/25 µ, ψ	47,000	51,583
BBVA Bancomer 144A 6.75% 9/30/22 #	236,000	255,470
Citizens Financial Group 5.65% 10/6/25 µ, ψ	30,000	33,675
Credit Suisse Group 144A 6.25% 12/18/24 #, µ, ψ	500,000	548,129
JPMorgan Chase & Co. 5.00% 8/1/24 µ, ψ	90,000	95,009
Natwest Group 8.625% 8/15/21 µ, ψ	535,000	554,913
Popular 6.125% 9/14/23	449,000	485,659
SVB Financial Group 4.10% 2/15/31 µ, ψ	45,000	45,841
Truist Financial 4.95% 9/1/25 µ, ψ	45,000	49,275
UBS Group 6.875% 3/22/21 µ, ψ	200,000	201,412
Wells Fargo & Co. 3.90% 3/15/26 µ, ψ	50,000	50,031
		3,182,035
Basic Industry – 8.16%
AngloGold Ashanti Holdings 3.75% 10/1/30	215,000	230,718
Avient 144A 5.75% 5/15/25 #	32,000	34,000
Chemours 7.00% 5/15/25	179,000	185,220

Schedule of investments
Delaware Strategic Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Corp Nacional del Cobre de Chile 144A 3.15%
1/14/30 #	218,000	$238,362
CSN Inova Ventures 144A 6.75% 1/28/28 #	235,000	253,306
First Quantum Minerals
144A 6.875% 10/15/27 #	200,000	215,986
144A 7.50% 4/1/25 #	200,000	207,006
Freeport-McMoRan 5.45% 3/15/43	578,000	723,575
Gold Fields Orogen Holdings BVI 144A 6.125%
5/15/29 #	200,000	243,500
GUSAP III 144A 4.25% 1/21/30 #	430,000	470,635
Hudbay Minerals 144A 7.625% 1/15/25 #	145,000	151,210
Methanex 5.25% 12/15/29	235,000	246,456
Metinvest 144A 7.65% 10/1/27 #	200,000	216,226
PowerTeam Services 144A 9.033% 12/4/25 #	80,000	88,800
Tronox 144A 6.50% 4/15/26 #	225,000	232,313
		3,737,313
Brokerage – 1.16%
Charles Schwab 5.375% 6/1/25 µ, ψ	35,000	38,880
Jefferies Group 6.50% 1/20/43	365,000	493,567
		532,447
Capital Goods – 1.92%
Boise Cascade 144A 4.875% 7/1/30 #	59,000	64,199
GFL Environmental 144A 3.75% 8/1/25 #	23,000	23,503
Mauser Packaging Solutions Holding 144A 5.50%
4/15/24 #	60,000	60,813
Reynolds Group Issuer 144A 4.00% 10/15/27 #	150,000	151,080
Spirit AeroSystems 144A 5.50% 1/15/25 #	190,000	199,500
Standard Industries
144A 3.375% 1/15/31 #	35,000	34,613
144A 5.00% 2/15/27 #	7,000	7,302
TransDigm 144A 6.25% 3/15/26 #	62,000	65,655
Turkiye Sise ve Cam Fabrikalari 144A 6.95%
3/14/26 #	200,000	221,574
WESCO Distribution 144A 7.25% 6/15/28 #	45,000	50,615
		878,854
Communications – 4.88%
Altice Financing 144A 5.00% 1/15/28 #	230,000	236,052
Altice France Holding 144A 6.00% 2/15/28 #	220,000	222,058
Charter Communications Operating 3.70% 4/1/51	20,000	19,799
Clear Channel Worldwide Holdings 9.25% 2/15/24	110,000	114,629
Frontier Communications 144A 5.875% 10/15/27 #	45,000	48,446

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
HTA Group 144A 7.00% 12/18/25 #		210,000	$225,172
LCPR Senior Secured Financing 144A 6.75%
10/15/27 #		235,000	252,973
Nexstar Broadcasting 144A 4.75% 11/1/28 #		70,000	72,231
Sprint 7.875% 9/15/23		205,000	237,031
Terrier Media Buyer 144A 8.875% 12/15/27 #		125,000	135,391
Time Warner Cable 7.30% 7/1/38		170,000	248,419
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #		210,000	225,052
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		200,000	200,042
			2,237,295
Consumer Cyclical – 5.36%
Allison Transmission 144A 5.875% 6/1/29 #		195,000	215,209
Boyd Gaming 4.75% 12/1/27		230,000	236,141
Caesars Entertainment 144A 6.25% 7/1/25 #		50,000	52,759
Carnival
144A 7.625% 3/1/26 #		131,000	138,778
144A 11.50% 4/1/23 #		130,000	147,686
Ford Motor Credit 4.542% 8/1/26		200,000	214,250
General Motors 6.125% 10/1/25		20,000	24,101
General Motors Financial 5.70% 9/30/30 µ, ψ		25,000	28,156
Jaguar Land Rover Automotive 144A 5.875%
1/15/28 #		200,000	204,040
JSM Global 144A 4.75% 10/20/30 #		210,000	221,684
L Brands 144A 9.375% 7/1/25 #		130,000	160,713
MGM Resorts International 4.75% 10/15/28		45,000	46,967
Prime Security Services Borrower 144A 5.75%
4/15/26 #		350,000	383,617
Schaeffler 2.875% 3/26/27	EUR	120,000	155,371
Scientific Games International 144A 8.25%
3/15/26 #		172,000	182,163
Six Flags Entertainment 144A 4.875% 7/31/24 #		45,000	44,736
			2,456,371
Consumer Non-Cyclical – 3.96%
Aramark Services 144A 5.00% 2/1/28 #		40,000	41,754
Bausch Health
144A 5.50% 11/1/25 #		47,000	48,443
144A 6.25% 2/15/29 #		53,000	56,923
Encompass Health
4.50% 2/1/28		25,000	26,074
4.75% 2/1/30		19,000	20,468
Energizer Holdings 144A 4.375% 3/31/29 #		44,000	45,056

Schedule of investments
Delaware Strategic Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
MHP 144A 6.95% 4/3/26 #	200,000	$218,234
Ortho-Clinical Diagnostics 144A 7.25% 2/1/28 #	285,000	305,484
Pilgrim’s Pride 144A 5.875% 9/30/27 #	46,000	49,011
Post Holdings 144A 4.625% 4/15/30 #	29,000	30,094
Rede D’or Finance 144A 4.50% 1/22/30 #	270,000	276,329
Tenet Healthcare
5.125% 5/1/25	70,000	71,007
144A 6.125% 10/1/28 #	40,000	41,854
6.875% 11/15/31	100,000	108,356
Teva Pharmaceutical Finance Netherlands III 6.75%
3/1/28	200,000	224,135
Ulker Biskuvi Sanayi 144A 6.95% 10/30/25 #	230,000	250,038
		1,813,260
Electric – 2.28%
Calpine
144A 5.00% 2/1/31 #	40,000	41,160
144A 5.125% 3/15/28 #	78,000	80,840
144A 5.25% 6/1/26 #	171,000	176,657
Duke Energy 4.875% 9/16/24 µ, ψ	80,000	85,600
NRG Energy 144A 4.45% 6/15/29 #	335,000	387,159
Pacific Gas and Electric 3.30% 8/1/40	29,000	28,623
PG&E 5.25% 7/1/30	165,000	181,706
Vistra Operations 144A 5.50% 9/1/26 #	61,000	63,498
		1,045,243
Energy – 7.93%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	300,000	349,382
CNX Resources 144A 6.00% 1/15/29 #	225,000	232,948
Crestwood Midstream Partners 144A 6.00%
2/1/29 #	146,000	140,921
Energy Transfer Operating 7.125% 5/15/30 µ, ψ	195,000	183,709
Galaxy Pipeline Assets Bidco 144A 2.625%
3/31/36 #	230,000	232,661
KazMunayGas National JSC 144A 6.375%
10/24/48 #	200,000	277,788
KazTransGas JSC 144A 4.375% 9/26/27 #	200,000	229,351
Lukoil Securities 144A 3.875% 5/6/30 #	220,000	235,070
Marathon Oil 4.40% 7/15/27	200,000	225,546
MPLX
4.70% 4/15/48	25,000	28,130
5.50% 2/15/49	80,000	100,035

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Murphy Oil
5.875% 12/1/27		120,000	$114,197
6.875% 8/15/24		100,000	97,875
NuStar Logistics 6.375% 10/1/30		35,000	38,609
PDC Energy 5.75% 5/15/26		135,000	137,697
Petrobras Global Finance 5.093% 1/15/30		145,000	159,464
Petroleos Mexicanos 6.50% 1/23/29		200,000	199,250
Southwestern Energy 7.75% 10/1/27		210,000	221,944
TechnipFMC 144A 6.50% 2/1/26 #		410,000	427,455
			3,632,032
Finance Companies — 1.01%
Aviation Capital Group 144A 5.50% 12/15/24 #		205,000	231,676
Oryx Funding 144A 5.80% 2/3/31 #		225,000	230,591
			462,267
Insurance — 2.07%
AssuredPartners 144A 7.00% 8/15/25 #		238,000	245,881
Brighthouse Financial
3.70% 6/22/27		96,000	105,877
4.70% 6/22/47		65,000	68,860
5.625% 5/15/30		25,000	30,669
HUB International 144A 7.00% 5/1/26 #		195,000	202,508
MetLife 3.85% 9/15/25 µ, ψ		55,000	56,925
USI 144A 6.875% 5/1/25 #		235,000	239,509
			950,229
Real Estate — 0.58%
Aroundtown 2.00% 11/2/26	EUR	200,000	263,880
			263,880
Technology — 2.21%
Black Knight InfoServ 144A 3.625% 9/1/28 #		42,000	42,554
CDK Global 5.875% 6/15/26		23,000	24,025
CommScope Technologies 144A 5.00% 3/15/27 #		448,000	444,920
Gartner 144A 3.75% 10/1/30 #		45,000	46,321
Iron Mountain 144A 5.25% 7/15/30 #		205,000	217,556
Verscend Escrow 144A 9.75% 8/15/26 #		220,000	237,727
			1,013,103
Transportation — 3.96%
Abertis Infraestructuras Finance 3.248%
11/24/25 µ, ψ	EUR	300,000	373,930
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡		225,000	92,770

Schedule of investments
Delaware Strategic Income Fund

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
ASG Finance Designated Activity 144A 7.875%
12/3/24 #		230,000	$202,400
DAE Funding 144A 3.375% 3/20/28 #		225,000	231,750
Delta Air Lines
144A 7.00% 5/1/25 #		390,000	452,493
7.375% 1/15/26		64,000	73,571
Mileage Plus Holdings 144A 6.50% 6/20/27 #		175,000	191,625
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^		255,000	194,437
			1,812,976
Utilities — 1.10%
Electricite de France
2.875% 12/15/26 µ, ψ	EUR	200,000	250,669
3.00% 9/3/27 µ, ψ	EUR	200,000	254,617
			505,286
Total Corporate Bonds (cost $22,835,408)			24,522,591

Municipal Bonds — 0.48%
New Jersey Turnpike Authority
Series A 7.102% 1/1/41		90,000	146,727
South Carolina Public Service Authority
Series D 4.77% 12/1/45		55,000	72,403
Total Municipal Bonds (cost $190,986)			219,130

Non-Agency Asset-Backed Securities — 3.32%
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.124% 11/25/36 ●		274,975	284,283
Hardee’s Funding
Series 2020-1A A2 144A 3.981% 12/20/50 #		700,000	725,844
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #		485,625	460,533
Wendy’s Funding
Series 2018-1A A2I 144A 3.573% 3/15/48 #		48,500	49,869
Total Non-Agency Asset-Backed Securities (cost $1,485,039)			1,520,529

Non-Agency Collateralized Mortgage Obligations — 7.40%
Connecticut Avenue Securities Trust
Series 2019-R01 2M2 144A 2.58% (LIBOR01M +
2.45%) 7/25/31 #, ●		357,189	358,108

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2019-R07 1M2 144A 2.23% (LIBOR01M +
2.10%) 10/25/39 #, ●	380,840	$381,078
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	21,314	21,600
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #, ●	12,433	12,440
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	23,098	25,110
Series 2007-A1 7A4 3.093% 7/25/35 ●	34,297	31,071
Series 2014-2 B1 144A 3.41% 6/25/29 #, ●	41,175	42,343
Series 2014-2 B2 144A 3.41% 6/25/29 #, ●	41,175	42,177
Series 2015-4 B1 144A 3.606% 6/25/45 #, ●	78,166	81,415
Series 2015-4 B2 144A 3.606% 6/25/45 #, ●	78,166	80,948
Series 2015-5 B2 144A 2.513% 5/25/45 #, ●	85,488	87,820
Series 2015-6 B1 144A 3.558% 10/25/45 #, ●	79,100	82,068
Series 2015-6 B2 144A 3.558% 10/25/45 #, ●	79,100	81,639
Series 2016-4 B1 144A 3.86% 10/25/46 #, ●	85,825	90,484
Series 2016-4 B2 144A 3.86% 10/25/46 #, ●	90,549	94,581
Sequoia Mortgage Trust
Series 2014-1 B3 144A 3.916% 4/25/44 #, ●	366,659	380,800
Series 2015-1 B2 144A 3.864% 1/25/45 #, ●	32,141	33,010
Series 2017-5 B2 144A 3.819% 8/25/47 #, ●	458,324	483,945
Series 2017-6 B2 144A 3.748% 9/25/47 #, ●	458,626	486,646
Series 2017-7 B2 144A 3.739% 10/25/47 #, ●	460,149	488,305
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 3.974% 4/25/36 ●	4,086	4,016
Total Non-Agency Collateralized Mortgage Obligations (cost $3,328,660)		3,389,604

Non-Agency Commercial Mortgage-Backed Securities — 5.10%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 ●	60,000	67,132
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	110,000	114,468
DB-JPM Mortgage Trust
Series 2020-C9 B 2.567% 9/15/53	500,000	518,652
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #, ●	150,000	133,563
Series 2017-GS6 B 3.869% 5/10/50	500,000	559,078
Series 2020-GC47 B 3.455% 5/12/53 ●	500,000	549,517

Schedule of investments
Delaware Strategic Income Fund

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities
Trust
Series 2013-LC11 B 3.499% 4/15/46	130,000	$130,028
Series 2016-WIKI A 144A 2.798% 10/5/31 #	90,000	90,358
Series 2016-WIKI B 144A 3.201% 10/5/31 #	85,000	85,281
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	52,627	30,387
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●	62,004	61,064
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,352,385)		2,339,528

Loan Agreements — 3.56%
Acrisure Tranche B 3.621% (LIBOR01M + 3.50%)
2/15/27 ●	81,743	81,539
Applied Systems 2nd Lien 8.00% (LIBOR03M +
7.00%) 9/19/25 ●	225,822	228,268
AssuredPartners 3.647% (LIBOR01M + 3.50%)
2/12/27 ●	123,054	122,554
Blue Ribbon 1st Lien 5.00% (LIBOR03M + 4.00%)
11/15/21 ●	53,647	51,850
Buckeye Partners 2.897% (LIBOR01M + 2.75%)
11/1/26 ●	82,456	82,662
BWay Holding 3.381% (LIBOR03M + 3.25%)
4/3/24 ●	65,033	63,949
Connect US Finco 4.50% (LIBOR01M + 3.50%)
12/12/26 ●	74,438	74,756
Frontier Communications 5.75% (LIBOR01M +
4.75%) 10/8/21 ●	225,000	225,984
Gentiva Health Services Tranche B 3.375%
(LIBOR01M + 3.25%) 7/2/25 ●	88,368	88,562
Global Medical Response 5.75% (LIBOR03M +
4.75%) 10/2/25 ●	65,000	65,122
Grupo Aeromexico
10.00% (LIBOR03M + 2.00%) 12/31/21 =, ●	30,000	30,000
13.50% (LIBOR03M + 12.50%) 8/19/22 =, ●	16,017	16,017
Hamilton Projects Acquiror 5.75% (LIBOR03M +
4.75%) 6/17/27 ●	218,900	221,271
Informatica 2nd Lien 7.125% 2/25/25 ●	31,000	31,814
Stars Group Holdings 3.754% (LIBOR03M + 3.50%)
7/10/25 ●	30,232	30,371
Terrier Media Buyer 4.371% (LIBOR01M + 4.25%)
12/17/26 ●	13,860	13,893

	Principal amount°	Value (US $)
Loan Agreements (continued)
Ultimate Software Group 1st Lien 3.871%
(LIBOR01M + 3.75%) 5/4/26 ●	117,871	$118,507
Verscend Holding Tranche B 4.621% (LIBOR01M +
4.50%) 8/27/25 ●	82,817	83,024
Total Loan Agreements (cost $1,613,781)		1,630,143

Sovereign Bonds — 6.12%Δ
Brazil — 0.44%
Brazilian Government International Bond 4.75%
1/14/50	200,000	201,000
		201,000
Dominican Republic — 0.49%
Dominican Republic International Bond 144A 4.50%
1/30/30 #	214,000	224,540
		224,540
Egypt — 0.98%
Egypt Government International Bonds
144A 5.75% 5/29/24 #	206,000	222,230
144A 7.60% 3/1/29 #	200,000	225,881
		448,111
El Salvador — 0.47%
El Salvador Government International Bond 144A
7.65% 6/15/35 #	217,000	213,745
		213,745
Honduras — 0.74%
Honduras Government International Bond 144A
5.625% 6/24/30 #	303,000	341,329
		341,329
Ivory Coast — 0.48%
Ivory Coast Government International Bond 144A
6.125% 6/15/33 #	200,000	220,785
		220,785
Mongolia — 0.53%
Mongolia Government International Bond 144A
5.625% 5/1/23 #	230,000	242,351
		242,351

Schedule of investments
Delaware Strategic Income Fund

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Paraguay — 0.52%
Paraguay Government International Bond 144A
4.95% 4/28/31 #		200,000	$240,002
			240,002
Peru — 0.47%
Peruvian Government International Bond 144A
5.35% 8/12/40 #	PEN	766,000	215,319
			215,319
Senegal — 0.47%
Senegal Government International Bond 144A
6.75% 3/13/48 #		200,000	213,885
			213,885
Uzbekistan — 0.53%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #		226,000	243,773
			243,773
Total Sovereign Bonds (cost $2,582,840)			2,804,840

Supranational Bank — 0.99%
Banque Ouest Africaine de Developpement
144A 4.70% 10/22/31 #		414,000	453,769
Total Supranational Bank (cost $425,128)			453,769

		Number of shares
Preferred Stock — 0.97%
Morgan Stanley 4.051% (LIBOR03M + 3.81%) ●		115,000	115,063
US Bancorp 3.50% ((LIBOR03M + 1.02%)) ●		350	331,100
Total Preferred Stock (cost $363,428)			446,163

		Principal amount°
US Treasury Obligation — 2.27%
US Treasury Notes
0.875% 11/15/30		1,060,000	1,040,208
Total US Treasury Obligation (cost $1,039,711)			1,040,208

		Number of shares
Short-Term Investments — 2.83%
Money Market Mutual Funds — 2.83%
BlackRock FedFund – Institutional Shares
(seven-day effective yield 0.01%)		323,645	323,645

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield
0.01%)	323,644	$323,644
GS Financial Square Government Fund –
Institutional Shares (seven-day effective yield
0.02%)	323,644	323,644
Morgan Stanley Government Portfolio – Institutional
Share Class (seven-day effective yield 0.00%)	323,644	323,644
Total Short-Term Investments (cost $1,294,577)		1,294,577
Total Value of Securities—98.83%
(cost $42,952,174)		$45,283,011

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of Rule 144A securities was $25,717,988, which represents 56.13% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
Δ	Securities have been classified by country of origin.

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a

Schedule of investments
Delaware Strategic Income Fund

commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at January 31, 2021:

				Unrealized
	Principal			Appreciation
Borrower	Amount	Commitment	Value	(Depreciation)
Grupo Aeromexico 13.50% 8/19/22	$57,129	$57,129	$57,129	$—

The following foreign currency exchange contracts and futures contracts were outstanding at January 31, 2021:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
TD	EUR	530,000	USD	(643,343)	2/1/21	$—	$(121)
TD	EUR	(545,000)	USD	664,409	4/8/21	1,973	—
Total Foreign Currency Exchange Contracts						$1,973	$(121)

Futures Contracts
Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
	US Treasury
11	5 yr Notes	$1,384,625	$1,384,651	3/31/21	$—	$(26)	$(602)
	US Treasury
(12)	10 yr Notes	(1,644,375)	(1,655,033)	3/22/21	10,658	—	2,625
	US Treasury
	10 yr Ultra
6	Notes	922,968	941,124	3/22/21	—	(18,156)	(3,000)
Total Futures Contracts			$670,742		$10,658	$(18,182)	$(977)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSMPS – Goldman Sachs Reperforming Mortgage Securities
JPM – JPMorgan

Summary of abbreviations: (continued)
JSC – Joint Stock Company
LB – Lehman Brothers
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
TD –TDBank
yr – Year

Summary of currencies:
EUR – European Monetary Unit
PEN – Peruvian Sol
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Strategic Income Fund	January 31, 2021 (Unaudited)

Assets:
Investments, at value*	$45,283,011
Cash	24,308
Cash collateral due from broker	8,965
Foreign currencies, at valueΔ	4,541
Receivable for fund shares sold	991,181
Dividends and interest receivable	428,984
Receivable for securities sold	123,266
Receivable from investment manager	4,251
Unrealized appreciation on foreign currency exchange contracts	1,973
Total Assets	46,870,480
Liabilities:
Payable for securities purchased	897,803
Payable for fund shares redeemed	46,333
Other accrued expenses	41,871
Audit and tax fees payable	27,450
Reports and statements to shareholders expenses payable to non-affiliates	13,794
Distribution payable	12,472
Distribution fees payable to affiliates	8,123
Legal fees payable to affiliates	1,294
Variation margin due to broker on futures contracts	977
Accounting and administration expenses payable to affiliates	467
Dividend disbursing and transfer agent fees and expenses payable to affiliates	319
Trustees’ fees and expenses payable to affiliates	157
Unrealized depreciation on foreign currency exchange contracts	121
Reports and statements to shareholders expenses payable to affiliates	55
Total Liabilities	1,051,236
Total Net Assets	$45,819,244

Net Assets Consist of:
Paid-in capital	$48,110,558
Total distributable earnings (loss)	(2,291,314)
Total Net Assets	$45,819,244

Net Asset Value
Class A:
Net assets	$31,735,506
Shares of beneficial interest outstanding, unlimited authorization, no par	3,687,262
Net asset value per share	$8.61
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$9.02

Class C:
Net assets	$1,475,950
Shares of beneficial interest outstanding, unlimited authorization, no par	171,340
Net asset value per share	$8.61

Class R:
Net assets	$196,609
Shares of beneficial interest outstanding, unlimited authorization, no par	22,769
Net asset value per share	$8.63

Institutional Class:
Net assets	$12,411,179
Shares of beneficial interest outstanding, unlimited authorization, no par	1,440,517
Net asset value per share	$8.62
____________________
* Investments, at cost	$42,952,174
Δ Foreign currencies, at cost	4,530

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Strategic Income Fund	Six months ended January 31, 2021 (Unaudited)

Investment Income:
Interest	$986,950
Dividends	6,459
993,409

Expenses:
Management fees	121,824
Distribution expenses – Class A	38,660
Distribution expenses – Class C	8,724
Distribution expenses – Class R	811
Registration fees	31,568
Audit and tax fees	27,497
Accounting and administration expenses	24,145
Dividend disbursing and transfer agent fees and expenses	20,406
Reports and statements to shareholders expenses	18,191
Legal fees	12,912
Custodian fees	3,394
Trustees’ fees and expenses	1,268
Other	16,777
326,177
Less expenses waived	(147,204)
Less expenses paid indirectly	(86)
Total operating expenses	178,887
Net Investment Income	814,522

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$697,138
Distributions from investment companies	1
Foreign currencies	533
Foreign currency exchange contracts	1,008
Futures contracts	2,415
Swap contracts	(2,244)
Net realized gain	698,851

Net change in unrealized appreciation (depreciation) of:
Investments	1,267,946
Foreign currencies	(514)
Foreign currency exchange contracts	(3,728)
Futures contracts	(24,500)
Swap contracts	2,244
Net change in unrealized appreciation (depreciation)	1,241,448
Net Realized and Unrealized Gain	1,940,299
Net Increase in Net Assets Resulting from Operations	$2,754,821

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Strategic Income Fund

	Six months
	ended
	1/31/21	Year ended
	(Unaudited)	7/31/20
Increase in Net Assets from Operations:
Net investment income	$814,522	$1,627,167
Net realized gain	698,851	710,787
Net change in unrealized appreciation (depreciation)	1,241,448	260,856
Net increase in net assets resulting from operations	2,754,821	2,598,810

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(582,347)	(1,150,976)
Class C	(26,162)	(77,116)
Class R	(5,643)	(22,494)
Institutional Class	(224,301)	(506,825)

Return of capital:
Class A	—	(14,898)
Class C	—	(922)
Class R	—	(215)
Institutional Class	—	(4,918)
	(838,453)	(1,778,364)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,091,215	2,325,216
Class C	57,599	546,156
Class R	25,675	150,741
Institutional Class	5,320,240	2,218,451

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	542,475	1,062,593
Class C	27,215	74,732
Class R	5,222	21,539
Institutional Class	231,173	516,863
	8,300,814	6,916,291

	Six months
	ended
	1/31/21	Year ended
	(Unaudited)	7/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,023,929)	$(5,249,182)
Class C	(529,431)	(1,575,998)
Class R	(280,439)	(477,132)
Institutional Class	(3,478,991)	(9,539,619)
	(6,312,790)	(16,841,931)
Increase (decrease) in net assets derived from capital share
transactions	1,988,024	(9,925,640)
Net Increase (Decrease) in Net Assets	3,904,392	(9,105,194)

Net Assets:
Beginning of period	41,914,852	51,020,046
End of period	$45,819,244	$41,914,852

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Strategic Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/21[1]	Year ended
(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
$8.24	$8.07	$8.01	$8.41	$8.57	$8.43

0.15	0.29	0.32	0.32	0.24	0.15
0.38	0.20	0.08	(0.37)	(0.10)	0.20
0.53	0.49	0.40	(0.05)	0.14	0.35

(0.16)	(0.32)	(0.27)	(0.32)	(0.30)	(0.20)
—	— [3]	(0.07)	(0.03)	—	(0.01)
(0.16)	(0.32)	(0.34)	(0.35)	(0.30)	(0.21)

$8.61	$8.24	$8.07	$8.01	$8.41	$8.57

6.48%	6.27%	5.20%	(0.62% )	1.73%	4.15%

$31,735	$29,793	$31,032	$33,912	$51,220	$69,524
0.84%	0.84%	0.84%	0.88%	0.90%	0.90%
1.50%	1.52%	1.50%	1.35%	1.29%	1.21%
3.64%	3.66%	4.09%	3.83%	2.84%	1.80%
2.98%	2.98%	3.43%	3.36%	2.45%	1.49%
36%	130%	106%	125%	210%	316%

Financial highlights
Delaware Strategic Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/21[1]	Year ended
(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
$8.25	$8.08	$8.02	$8.42	$8.58	$8.44

0.12	0.23	0.26	0.25	0.18	0.09
0.37	0.20	0.08	(0.36)	(0.10)	0.19
0.49	0.43	0.34	(0.11)	0.08	0.28

(0.13)	(0.26)	(0.21)	(0.26)	(0.24)	(0.13)
—	— [3]	(0.07)	(0.03)	—	(0.01)
(0.13)	(0.26)	(0.28)	(0.29)	(0.24)	(0.14)

$8.61	$8.25	$8.08	$8.02	$8.42	$8.58

5.95%	5.47%	4.42%	(1.35% )	0.97%	3.37%

$1,476	$1,846	$2,793	$3,450	$4,996	$9,490
1.59%	1.59%	1.59%	1.63%	1.65%	1.65%
2.25%	2.27%	2.25%	2.10%	2.04%	1.96%
2.89%	2.91%	3.34%	3.08%	2.09%	1.05%

2.23%	2.23%	2.68%	2.61%	1.70%	0.74%
36%	130%	106%	125%	210%	316%

Financial highlights
Delaware Strategic Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/21[1]	Year ended
(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
$8.27	$8.10	$8.03	$8.44	$8.60	$8.46

0.14	0.27	0.30	0.30	0.22	0.13
0.37	0.20	0.09	(0.38)	(0.10)	0.19
0.51	0.47	0.39	(0.08)	0.12	0.32

(0.15)	(0.30)	(0.25)	(0.30)	(0.28)	(0.17)
—	— [3]	(0.07)	(0.03)	—	(0.01)
(0.15)	(0.30)	(0.32)	(0.33)	(0.28)	(0.18)

$8.63	$8.27	$8.10	$8.03	$8.44	$8.60

6.21%	5.99%	5.07%	(0.97% )	1.48%	3.88%

$197	$431	$738	$4,259	$5,725	$6,793
1.09%	1.09%	1.09%	1.13%	1.15%	1.15%
1.75%	1.77%	1.75%	1.60%	1.54%	1.46%
3.39%	3.41%	3.84%	3.58%	2.59%	1.55%

2.73%	2.73%	3.18%	3.11%	2.20%	1.24%
36%	130%	106%	125%	210%	316%

Financial highlights
Delaware Strategic Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/21[1]	Year ended
(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
$8.25	$8.08	$8.02	$8.42	$8.58	$8.44

0.17	0.31	0.34	0.34	0.26	0.17
0.37	0.20	0.08	(0.37)	(0.10)	0.20
0.54	0.51	0.42	(0.03)	0.16	0.37

(0.17)	(0.34)	(0.29)	(0.34)	(0.32)	(0.22)
—	— [3]	(0.07)	(0.03)	—	(0.01)
(0.17)	(0.34)	(0.36)	(0.37)	(0.32)	(0.23)

$8.62	$8.25	$8.08	$8.02	$8.42	$8.58

6.61%	6.53%	5.47%	(0.36% )	1.99%	4.40%

$12,411	$9,845	$16,457	$28,366	$33,820	$52,081
0.59%	0.59%	0.59%	0.63%	0.65%	0.65%
1.25%	1.27%	1.25%	1.10%	1.04%	0.96%
3.89%	3.91%	4.34%	4.08%	3.09%	2.05%
3.23%	3.23%	3.68%	3.61%	2.70%	1.74%
36%	130%	106%	125%	210%	316%

Notes to financial statements
Delaware Strategic Income Fund	January 31, 2021 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Emerging Markets Debt Corporate Fund and Delaware Strategic Income Fund. These financial statements and the related notes pertain to Delaware Strategic Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended January 31, 2021, and for all open tax years (years ended July 31, 2018–July 31, 2020), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended January 31, 2021, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades (TBA) – The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of

Notes to financial statements
Delaware Strategic Income Fund

1. Significant Accounting Policies (continued)

realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended January 31, 2021.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2021, the Fund earned $86 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust, and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual operating expenses from exceeding 0.59% of the Fund’s average daily net assets. This waiver was in effect from August 1, 2020 through January 31, 2021.* These waivers and reimbursements may be terminated only by agreement of DMC and the Fund. The waiver and reimbursement are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2021, the Fund was charged $2,761 for these services.

Notes to financial statements
Delaware Strategic Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described previously are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended January 31, 2021, the Fund was charged $1,986 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of the average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same, blended rate currently 0.25% of the average daily net assets based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended January 31, 2021, the Fund was charged $4,016 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended January 31, 2021, DDLP earned $452 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2021, DDLP received gross CDSC commissions of $3 on redemptions of the Fund’s Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

Cross trades for the six months ended January 31, 2021 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/ trustees and/or common officers. At their regularly scheduled meetings, the Board reviews a report related to the Fund’s compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended January 31, 2021, the Fund engaged in Rule 17a-7 securities sales of $496,640, which resulted in a net realized gain of $815.

____________________

*	The aggregate contractual waiver period covering this report is from November 28, 2019 through November 27, 2021.

3. Investments

For the six months ended January 31, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$13,778,302
Purchases of US government securities	2,896,600
Sales other than US government securities	12,773,611
Sales of US government securities	2,631,542

At January 31, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$43,008,617
Aggregate unrealized appreciation of investments and derivatives	$2,605,534
Aggregate unrealized depreciation of investments and derivatives	(336,812)
Net unrealized appreciation of investments and derivatives	$2,268,722

At July 31, 2020, capital loss carryforwards available to offset future realized capital gains, were as follows:

Loss carryforward character
Short-term	Long-term	Total
$2,066,549	$3,027,669	$5,094,218

Notes to financial statements
Delaware Strategic Income Fund

3. Investments (continued)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2021:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$2,821,571	$—	$2,821,571
Agency Commercial Mortgage-Backed Securities	—	727,874	—	727,874
Collateralized Debt Obligations	—	350,814	—	350,814
Convertible Bonds	—	1,721,670	—	1,721,670
Corporate Bonds	—	24,522,591	—	24,522,591
Loan Agreements[1]	—	1,584,126	46,017	1,630,143
Municipal Bonds	—	219,130	—	219,130
Non-Agency Asset-Backed Securities	—	1,520,529	—	1,520,529
Non-Agency Collateralized Mortgage Obligations	—	3,389,604	—	3,389,604
Non-Agency Commercial Mortgage-Backed
Securities	—	2,339,528	—	2,339,528
Preferred Stock[1]	331,100	115,063	—	446,163
Sovereign Bonds	—	2,804,840	—	2,804,840
Supranational Bank	—	453,769	—	453,769
US Treasury Obligation	—	1,040,208	—	1,040,208
Short-Term Investments	1,294,577	—	—	1,294,577
Total Value of Securities	$1,625,677	$43,611,317	$46,017	$45,283,011

Derivatives[2]
Assets:
Futures Contracts	$10,658	$—	$—	$10,658
Foreign Currency Exchange Contracts	—	1,973	—	1,973
Liabilities:
Foreign Currency Exchange Contracts	$—	$(121)	$—	$(121)
Futures Contracts	(18,182)	—	—	(18,182)

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Preferred Stock	74.21%	25.79%	—	100.00%
Loan Agreements	—	97.18%	2.82%	100.00%

[2]	Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Notes to financial statements
Delaware Strategic Income Fund

3. Investments (continued)

During the six months ended January 31, 2021, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	1/31/21	7/31/20
Shares sold:
Class A	248,149	289,779
Class C	6,872	67,052
Class R	3,044	19,037
Institutional Class	631,720	283,581

Shares issued upon reinvestment of dividends and distributions:
Class A	64,303	132,990
Class C	3,227	9,354
Class R	620	2,686
Institutional Class	27,368	64,481
	985,303	868,960

Shares redeemed:
Class A	(239,987)	(653,497)
Class C	(62,484)	(198,420)
Class R	(33,030)	(60,725)
Institutional Class	(411,948)	(1,192,161)
	(747,449)	(2,104,803)
Net increase (decrease)	237,854	(1,235,843)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended January 31, 2021 and the year ended July 31, 2020, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Six months ended
1/31/21	853	5,302	5,314	852	$52,929
Year ended
7/31/20	—	2,018	2,022	—	16,286

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $275,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 2, 2020.

On November 2, 2020, the Fund, along with the other Participants entered into an amendment to the Agreement for an amount of $225,000,000 to be used as described above. It operates in substantially the same manner as the original Agreement with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on November 1, 2021.

The Fund had no amounts outstanding as of January 31, 2021, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into

Notes to financial statements
Delaware Strategic Income Fund

6. Derivatives (continued)

these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended January 31, 2021, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At January 31, 2021, the Fund posted $8,965 in cash as collateral for open futures contracts, which is presented as “Cash collateral due from broker” on the “Statement of assets and liabilities.”

During the six months ended January 31, 2021, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.” For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Notes to financial statements
Delaware Strategic Income Fund

6. Derivatives (continued)

Fair values of derivative instruments as of January 31, 2021 were as follows:

		Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Equity Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation of
foreign currency
exchange contracts	$1,973	$—	$—	$—	$1,973
Variation margin due to
broker on futures
contracts*	—	—	10,658	—	10,658

		Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Equity Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on
foreign currency
exchange contracts	$(121)	$—	$—	$—	$—
Variation margin due to
broker on futures
contracts*	—	—	(18,182)	—	(18,182)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through January 31, 2021. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended January 31, 2021 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency
contracts	$1,008	$—	$—	$1,008
Interest rate
contracts	—	2,415	—	2,415
Credit
contracts	—	—	(2,244)	(2,244)
Total	$1,008	$2,415	$(2,244)	$1,179

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency
contracts	$(3,728)	$—	$—	$(3,728)
Interest rate
contracts	—	(24,500)	—	(24,500)
Credit
contracts	—	—	2,244	2,244
Total	$(3,728)	$(24,500)	$2,244	$(25,984)

The table below summarizes the average balance of derivative holdings by the Fund during the six months ended January 31, 2021:

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange
contracts (average
notional value)	$66,726	$463,537
Futures contracts (average
notional value)	2,448,383	1,400,882

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

Notes to financial statements
Delaware Strategic Income Fund

7. Offsetting (continued)

At January 31, 2021, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
TD Bank	$1,973	$(121)	$1,852

Fair Value of
		Non-Cash		Fair Value of
		Collateral	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Received	Received	Collateral Pledged	Pledged	Net Exposure(a)
TD Bank	$1,852	$—	$—	$—	$—	$1,852

(a)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended January 31, 2021, the Fund had no securities out on loan.

9. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high-yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally

Notes to financial statements
Delaware Strategic Income Fund

9. Credit and Market Risk (continued)

recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In August 2018, FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications

Notes to financial statements
Delaware Strategic Income Fund

11. Recent Accounting Pronouncements (continued)

and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2021, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)
Delaware Strategic Income Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Strategic
Income Fund at a meeting held August 11-13, 2020

At a meeting held on August 11-13, 2020 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory and Sub-Advisory Agreements for Delaware Strategic Income Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Europe Limited (“MIMEL”), and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) (the “Sub-Advisers”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2020, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory and sub-advisory agreements, as applicable, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board

Other Fund information (Unaudited)
Delaware Strategic Income Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Strategic
Income Fund at a meeting held August 11-13, 2020 (continued)

recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by each Sub-Adviser to the Fund. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of Sub-Adviser personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Sub-Advisers and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by the Sub-Advisers.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent, applicable, ended January 31, 2020. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional multi-sector income funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year period was in the third quartile of its Performance Universe and the Fund’s total return for the 5- and 10-year periods was in the fourth quartile of its Performance Universe. The Board observed that the Fund’s longer-term performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the Fund’s short-term performance results, which were strong. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b 1 and non-12b 1 service fees. The Board’s objective is for the Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by each of the Sub-Advisers in relation to the services being provided to the Fund and in relation to the Sub-Adviser’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by the Sub-Advisers in connection with

Other Fund information (Unaudited)
Delaware Strategic Income Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Strategic Income Fund at a meeting held August 11-13, 2020 (continued)

their relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2020, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds®
by Macquarie
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA	Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

John A. Fry
President
Drexel University
	Philadelphia, PA	Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Strategic Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GOVERNMENT FUND

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 6, 2021

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 6, 2021